DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Ineffectiveness included in net income	$ 0	$ 0
Interest expense	12,152,000	10,868,000	$ 8,323,000
Unrealized loss to be reclassified as a reduction of interest expense	0
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap
Derivative [Line Items]
Notional amount	5,000,000	5,000
Interest expense	$ 724,000	$ 882,000	$ 603,000